Document and Entity Information Document	Dec. 06, 2019
Document and Entity Information [Abstract]
Entity Central Index Key	0001567892
Title of 12(b) Security	Ordinary shares, par value $0.20 per share
Written Communications	false
Entity Incorporation, State or Country Code	L2
Document Type	8-K
Entity File Number	001-35803
Entity Tax Identification Number	98-1088325
Document Period End Date	Dec. 06, 2019
Entity Registrant Name	Mallinckrodt plc
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	MNK
Security Exchange Name	NYSE
Entity Address, Address Line One	3 Lotus Park, The Causeway
Entity Address, City or Town	Staines-Upon-Thames
Entity Address, Postal Zip Code	TW18 3AG
Entity Address, Country	GB
City Area Code	017
Local Phone Number	8463 6700
Entity Emerging Growth Company	false
Amendment Flag	false